                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01792

                              Van Kampen Pace Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

              (Address of principal executive offices)   (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 6/30/04

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Pace Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2004.

       This piece must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges, and expenses. Please read the prospectus carefully before investing.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

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            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
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                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
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Performance Summary as of 6/30/04

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lipper Growth Fund Index, Standard & Poor's 500 Index, and the Russell 1000 Growth Index from 6/30/94 through 6/30/04. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                          VAN KAMPEN PACE       LIPPER GROWTH FUND                           RUSSELL 1000 GROWTH
                                                FUND                  INDEX             S & P 500 INDEX             INDEX
                                          ---------------       ------------------      ---------------      -------------------
6/94                                           9428.00               10000.00               10000.00               10000.00
                                               9667.00               10490.60               10487.90               10769.70
                                               9581.00               10373.10               10486.20               10848.00
                                              10296.00               11123.00               11506.00               11881.00
6/95                                          11372.00               12313.50               12602.90               13048.30
                                              12429.00               13432.20               13603.70               14232.50
                                              12724.00               13760.30               14422.00               14880.80
                                              13517.00               14380.20               15195.90               15679.90
6/96                                          13701.00               14855.70               15877.00               16677.40
                                              14183.00               15285.60               16368.00               17278.20
                                              15339.00               16172.70               17731.10               18321.60
                                              15378.00               16112.20               18207.50               18420.00
6/97                                          17819.00               18657.20               21383.30               21903.60
                                              20067.00               20569.50               22984.80               23549.90
                                              19975.00               20706.50               23644.70               23907.70
                                              22866.00               23269.80               26940.50               27530.10
6/98                                          23144.00               23930.70               27834.90               28780.00
                                              20222.00               21200.00               25072.50               26165.50
                                              24366.00               26026.00               30406.80               33161.50
                                              24757.00               27346.50               31921.10               35269.40
6/99                                          26304.00               29121.20               34167.00               36626.80
                                              24519.00               27613.00               32038.90               35285.00
                                              27740.00               33303.30               36802.30               44157.20
                                              28181.00               35727.80               37645.10               47303.80
6/00                                          27358.00               34238.80               36645.30               46026.80
                                              26897.00               33781.90               36290.10               43551.50
                                              24285.00               29679.10               33452.60               34255.40
                                              20291.00               24804.60               29489.10               27096.00
6/01                                          21551.00               26537.50               31213.70               29377.30
                                              18603.00               21423.50               26633.90               23674.90
                                              20358.00               24343.30               29479.80               27259.30
                                              20101.00               23822.40               29561.00               26554.30
6/02                                          17333.00               20476.00               25602.90               21595.70
                                              14266.00               17280.80               21182.30               18346.20
                                              15183.00               18452.10               22967.00               19658.30
                                              14882.00               18042.50               22243.70               19448.60
6/03                                          16796.00               20748.10               25666.00               22231.00
                                              17097.00               21368.90               26345.20               23100.90
                                              18456.00               23662.20               29551.00               25506.50
                                              18543.00               24072.90               30051.20               25706.90
6/04                                          18866.00               24350.20               30568.00               26205.00

                                A SHARES               B SHARES               C SHARES
                              since 7/22/69          since 1/10/92          since 8/27/93
--------------------------------------------------------------------------------------------
                                        W/MAX                  W/MAX                  W/MAX
                                        5.75%                  5.00%                  1.00%
AVERAGE ANNUAL             W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS               CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since Inception             10.61%      10.42%      6.02%       6.02%      5.55%       5.55%

10-year                      7.18        6.55       6.69        6.69       6.36        6.36

5-year                      -6.43       -7.53      -7.13       -7.36      -7.13       -7.13

1-year                      12.32        5.82      11.43        6.43      11.53       10.53
--------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares six years after purchase. The since inception returns for Class C shares reflect their conversion into Class A shares 10 years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains.

Lipper Growth Fund Index is generally representative of the average performance of the 30 largest growth funds. The Standard & Poor's 500 Index is generally representative of the U.S. stock market. The Russell 1000 Growth Index consists of 1,000 largest U.S. companies based on total market capitalization. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2004

Prior to September 30, 2003, Van Kampen Pace Fund was managed by the Adviser's Core Growth team. For the remainder of the reporting period, the fund was managed by the Adviser's Large-Cap Growth team, whose members included William Auslander and Jeffrey Alvino, Managing Directors of the Adviser. As of June 30, 2004, the fund is managed by the Adviser's U.S. Growth team.(1) Current members of the U.S. Growth team include Dennis Lynch, Managing Director of the Adviser, David Cohen, Executive Director of the Adviser, and Sam Chainani, Vice President of the Adviser.

MARKET CONDITIONS

The stock market enjoyed healthy gains during the past 12 months, especially in the first half of the reporting period. A resurgent economy was to credit for the market's strong performance. Manufacturing activity, unlike in recent years, grew increasingly robust, with factories reporting an expansion in new orders and boosting production levels to keep up with the greater demand. Also, in the second half of the period, jobs data that had been lagging for some time finally started to show significant improvement. The lower unemployment rate helped generate higher consumer confidence. Against this backdrop, corporate earnings, which drive equity valuations, were extremely strong, and expectations of still more earnings growth led to gains in stock prices through the rest of 2003 and first few weeks of 2004.

As the period progressed and the economy continued its rapid growth, however, investors became increasingly concerned about inflation, which often rises along with economic activity. Accelerating inflation led many to conclude that the Federal Reserve Board would be forced to respond to the threat by raising interest rates. The prospect of higher rates down the road slowed stocks' momentum during the second half of the period. The Fed did, as expected, raise rates on June 30, 2004, but by that time stock prices already reflected the widely anticipated increase. Also weighing down stock values were higher energy prices, which acted as a "tax" on consumers by reducing disposable income. Finally, fears of future terrorist attacks continued to be on investors' minds, fears that were amplified by the March 2004 train bombing in Spain as well as continued violence in Iraq.

(1)Team members may change at any time without notice.
 2

PERFORMANCE ANALYSIS

Van Kampen Pace Fund returned 12.32 percent (Class A shares unadjusted for sales charge) for the 12-month period ending June 30, 2004. By comparison, the fund's benchmarks, the Russell 1000(R) Growth Index, the Standard & Poor's 500 Index and the Lipper Growth Fund Index returned 17.88 percent, 19.10 percent, and
17.36 percent, respectively, during the same period.

Broadly speaking, the fund's underperformance relative to its benchmarks can be attributed to investors' preference during the period for relatively speculative stocks with smaller market capitalizations and not-so-solid fundamentals. Investors tend to favor these types of companies during a stock-market recovery for their rapid growth potential. However, the fund's investment criteria tend to rule out such companies. While the stocks we seek for the fund's portfolio shared in the market's rally, they did not perform as well on a relative basis.

More specifically, the fund's performance was slowed by some of our stock picks in the technology sector, including several in the semiconductor industry. Texas Instruments (TI), for example, was one such absolute detractor from performance. TI is the leading maker of digital signal processors, a significant component in wireless phones and many other electronic devices. The company was hurt by weakness in the wireless-communications market, which supplies nearly one-third of TI's revenues. A position in semiconductor-equipment maker Applied Materials also slowed the fund's results. Weakening fundamentals for chip companies have led to a less favorable outlook for Applied Materials and its competitors that develop products used in semiconductor manufacturing. At the end of the period, neither stock was owned in the fund.

The consumer-discretionary sector also was a source of underperformance. In particular, home-improvement warehouse retailers Home Depot and Lowe's were disappointments. Both companies saw declines in their stock prices as investors grew concerned about the potential for rising interest rates. Rising interest rates would make mortgages and home-equity loans more expensive, dampening home sales and home-improvement projects. We sold the fund's stake in Home Depot but maintained the fund's position in Lowe's, believing it to be the better-positioned company.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2004

-----------------------------------------------------------------------
                                    RUSSELL                LIPPER
                                     1000     STANDARD &   GROWTH
                                    GROWTH      POOR'S      FUND
      CLASS A   CLASS B   CLASS C    INDEX    500 INDEX    INDEX

      12.32%    11.43%    11.53%     17.88%     19.10%     17.36%
-----------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

On the positive side, the fund benefited from its holdings in the metals and mining industries. Both Phelps Dodge and Newmont Mining, for example, were helped by improving fundamentals in the copper market, a significant source of business for the two companies. Another positive performer for the fund was aluminum giant Alcoa. The company saw its earnings accelerate in response to a steady rise in aluminum prices.

The industrials sector also added to the fund's returns, with conglomerates Tyco International, General Electric (GE) and 3M making particular contributions. Tyco benefited from its ongoing cost-cutting efforts and also saw improved performance from its electronics business. GE, meanwhile, was helped by an improving economy, growth in service revenues and its ongoing success in acquiring businesses known for innovative technologies. Finally, 3M saw dramatic improvements in its industrial and cyclical businesses, which bounced back along with the recovering economy.

We continue to believe that the economic recovery is taking hold. Against this backdrop, we have positioned the portfolio in what we believe are high-quality, large-cap growth stocks that could benefit from an improving economic environment.

There is no guarantee the securities mentioned will continue to perform well or be held by the fund in the future.

TOP 10 HOLDINGS AS OF 6/30/04               TOP 10 INDUSTRIES AS OF 6/30/04
General Electric Co.           5.5%         Pharmaceuticals                10.1%
Microsoft Corp.                5.3          Systems Software                8.3
Pfizer, Inc.                   4.8          Industrial Conglomerates        8.1
Cisco Systems, Inc.            3.2          Internet Retail                 5.8
Citigroup, Inc.                3.1          Semiconductors                  5.7
InterActiveCorp.               2.8          Communications Equipment        5.7
Coca-Cola Co.                  2.6          Health Care Equipment           4.2
eBay, Inc.                     2.1          Biotechnology                   4.1
Tyco International, Ltd.       2.0          Consumer Finance                3.6
MBNA Corp.                     2.0          Soft Drinks                     3.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of long-term investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each Van Kampen fund provides partial lists of its portfolio holdings (such as top 10 or top 15 fund holdings) to the public web site each with a delay of approximately 15 days.

       You may obtain copies of a fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS  99.9%
AEROSPACE & DEFENSE  1.3%
United Technologies Corp. ..................................    223,800    $   20,473,224
                                                                           --------------

AIR FREIGHT & COURIERS  2.1%
CH Robinson Worldwide, Inc. ................................    299,560        13,731,830
United Parcel Service, Inc., Class B........................    263,500        19,807,295
                                                                           --------------
                                                                               33,539,125
                                                                           --------------
APPAREL & ACCESSORIES  0.5%
Coach, Inc. (a).............................................    186,200         8,414,378
                                                                           --------------

APPAREL RETAIL  1.4%
Chico's FAS, Inc. (a).......................................    321,761        14,530,727
TJX Cos., Inc. .............................................    315,300         7,611,342
                                                                           --------------
                                                                               22,142,069
                                                                           --------------
APPLICATION SOFTWARE  1.2%
Mercury Interactive Corp. (a)...............................    389,200        19,393,836
                                                                           --------------

BIOTECHNOLOGY  4.1%
Amgen, Inc. (a).............................................    306,073        16,702,404
Biogen Idec, Inc. (a).......................................    130,200         8,235,150
Celgene Corp. (a)...........................................    111,180         6,366,167
Chiron Corp. (a)............................................    123,300         5,504,112
Genentech, Inc. (a).........................................    275,200        15,466,240
Gilead Sciences, Inc. (a)...................................    116,900         7,832,300
Telik, Inc. (a).............................................    181,440         4,330,973
                                                                           --------------
                                                                               64,437,346
                                                                           --------------
BROADCASTING & CABLE TV  1.0%
Univision Communications, Inc., Class A (a).................    517,660        16,528,884
                                                                           --------------

CASINOS & GAMING  2.1%
GTECH Holdings Corp. .......................................    238,560        11,047,714
International Game Technology...............................    353,500        13,645,100
Wynn Resorts, Ltd. (a)......................................    202,330         7,816,008
                                                                           --------------
                                                                               32,508,822
                                                                           --------------
COMMERCIAL PRINTING  0.5%
Paychex, Inc. ..............................................    237,000         8,029,560
                                                                           --------------

COMMUNICATIONS EQUIPMENT  5.7%
Cisco Systems, Inc. ........................................  2,141,430        50,751,891
Juniper Networks, Inc. (a)..................................    363,600         8,933,652
Motorola, Inc. .............................................    713,400        13,019,550
QUALCOMM, Inc. .............................................    232,360        16,957,633
                                                                           --------------
                                                                               89,662,726
                                                                           --------------
COMPUTER HARDWARE  1.6%
Dell, Inc. (a)..............................................    683,500        24,482,970
                                                                           --------------

See Notes to Financial Statements                                              7

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS  1.5%
EMC Corp. (a)...............................................  1,381,300    $   15,746,820
Network Appliance, Inc. (a).................................    362,000         7,793,860
                                                                           --------------
                                                                               23,540,680
                                                                           --------------
CONSUMER FINANCE  3.6%
American Express Co. .......................................    497,880        25,581,074
MBNA Corp. .................................................  1,219,900        31,461,221
                                                                           --------------
                                                                               57,042,295
                                                                           --------------
DEPARTMENT STORES  0.6%
Kohl's Corp. (a)............................................    225,100         9,517,228
                                                                           --------------

DIVERSIFIED BANKS  1.0%
Fifth Third Bancorp.........................................    289,885        15,590,015
                                                                           --------------

ELECTRONIC EQUIPMENT MANUFACTURERS  0.5%
Amphenol Corp., Class A (a).................................    237,090         7,899,839
                                                                           --------------

GENERAL MERCHANDISE STORES  0.6%
Target Corp. ...............................................    209,631         8,903,029
                                                                           --------------

HEALTH CARE EQUIPMENT  4.1%
Boston Scientific Corp. (a).................................    548,500        23,475,800
Dade Behring Holdings, Inc. (a).............................    103,600         4,923,072
Guidant Corp. ..............................................    106,000         5,923,280
Medtronic, Inc. ............................................    343,100        16,715,832
St. Jude Medical, Inc. (a)..................................    118,935         8,997,433
Varian Medical Systems, Inc. (a)............................     64,800         5,141,880
                                                                           --------------
                                                                               65,177,297
                                                                           --------------
HEALTH CARE SERVICES  0.7%
Caremark Rx, Inc. (a).......................................    329,140        10,841,872
Medco Health Solutions, Inc. (a)............................          1                37
                                                                           --------------
                                                                               10,841,909
                                                                           --------------
HOME IMPROVEMENT RETAIL  1.1%
Lowe's Cos., Inc. ..........................................    317,600        16,689,880
                                                                           --------------

HOTELS  0.9%
Carnival Corp. .............................................    297,300        13,973,100
                                                                           --------------

HOUSEHOLD PRODUCTS  2.5%
Kimberly-Clark Corp. .......................................    188,060        12,389,393
Procter & Gamble Co. .......................................    495,760        26,989,174
                                                                           --------------
                                                                               39,378,567
                                                                           --------------
HYPERMARKETS & SUPER CENTERS  1.2%
Wal-Mart Stores, Inc. ......................................    360,970        19,044,777
                                                                           --------------

 8                                             See Notes to Financial Statements

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES  8.1%
3M Co. .....................................................     91,100    $    8,199,911
General Electric Co. .......................................  2,687,330        87,069,492
Tyco International, Ltd. (Bermuda)..........................    968,000        32,079,520
                                                                           --------------
                                                                              127,348,923
                                                                           --------------
INTEGRATED OIL & GAS  0.3%
Murphy Oil Corp. ...........................................     63,000         4,643,100
                                                                           --------------

INTERNET RETAIL  5.8%
Amazon.com, Inc. (a)........................................    269,400        14,655,360
eBay, Inc. (a)..............................................    358,270        32,942,926
InterActiveCorp (a).........................................  1,446,510        43,597,811
                                                                           --------------
                                                                               91,196,097
                                                                           --------------
INTERNET SOFTWARE & SERVICES  2.0%
Yahoo!, Inc. (a)............................................    853,960        31,024,367
                                                                           --------------

INVESTMENT BANKING & BROKERAGE  2.7%
Ameritrade Holding Corp. (a)................................    907,925        10,304,949
Goldman Sachs Group, Inc. ..................................    207,400        19,528,784
Lehman Brothers Holdings, Inc. .............................    159,300        11,987,325
                                                                           --------------
                                                                               41,821,058
                                                                           --------------
IT CONSULTING & OTHER SERVICES  1.2%
Accenture Ltd., Class A (Bermuda) (a).......................    695,720        19,118,386
                                                                           --------------

MANAGED HEALTH CARE  1.9%
Anthem, Inc. (a)............................................    147,178        13,181,262
UnitedHealth Group, Inc. ...................................    268,320        16,702,920
                                                                           --------------
                                                                               29,884,182
                                                                           --------------
MOVIES & ENTERTAINMENT  1.3%
News Corp., Ltd.--ADR (Australia)...........................    290,850        10,301,907
Time Warner, Inc. (a).......................................    610,500        10,732,590
                                                                           --------------
                                                                               21,034,497
                                                                           --------------
MULTI-LINE INSURANCE  1.5%
American International Group, Inc. .........................    333,435        23,767,247
                                                                           --------------

OIL & GAS EQUIPMENT & SERVICES  0.8%
Smith International, Inc. (a)...............................    213,050        11,879,668
                                                                           --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  3.1%
Citigroup, Inc. ............................................  1,033,276        48,047,334
                                                                           --------------

PHARMACEUTICALS  10.1%
Allergan, Inc. .............................................     70,820         6,339,806
Bristol-Myers Squibb Co. ...................................    407,700         9,988,650
Eli Lilly & Co. ............................................    103,400         7,228,694
Forest Laboratories, Inc. (a)...............................    190,650        10,796,509
Inamed Corp. (a)............................................    110,130         6,921,670

See Notes to Financial Statements                                              9

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
PHARMACEUTICALS (CONTINUED)
Johnson & Johnson...........................................    458,270    $   25,525,639
Pfizer, Inc. ...............................................  2,182,255        74,807,701
Teva Pharmaceutical Industries, Ltd.--ADR (Israel)..........    260,250        17,512,222
                                                                           --------------
                                                                              159,120,891
                                                                           --------------
RESTAURANTS  1.3%
Outback Steakhouse, Inc. ...................................    233,600         9,661,696
Yum! Brands, Inc. ..........................................    290,130        10,798,639
                                                                           --------------
                                                                               20,460,335
                                                                           --------------
SEMICONDUCTORS  5.7%
Analog Devices, Inc. .......................................    504,860        23,768,809
Intel Corp. ................................................  1,068,930        29,502,468
Linear Technology Corp. ....................................    526,700        20,788,849
Marvell Technology Group, Ltd. (Bermuda) (a)................    148,440         3,963,348
Texas Instruments, Inc. ....................................    487,700        11,792,586
                                                                           --------------
                                                                               89,816,060
                                                                           --------------
SOFT DRINKS  3.5%
Coca-Cola Co. ..............................................    814,130        41,097,282
PepsiCo, Inc. ..............................................    268,130        14,446,844
                                                                           --------------
                                                                               55,544,126
                                                                           --------------
SPECIALTY STORES  1.3%
Bed Bath & Beyond, Inc. (a).................................     53,340         2,050,923
PETsMART, Inc. .............................................    283,220         9,190,489
Staples, Inc. ..............................................    300,000         8,793,000
                                                                           --------------
                                                                               20,034,412
                                                                           --------------
SYSTEMS SOFTWARE  8.2%
Adobe Systems, Inc. ........................................    146,500         6,812,250
Microsoft Corp. ............................................  2,935,210        83,829,598
Novell, Inc. (a)............................................    432,200         3,626,158
Oracle Corp. (a)............................................    885,750        10,566,998
Red Hat, Inc. (a)...........................................    241,680         5,551,390
Symantec Corp. (a)..........................................    191,000         8,361,980
VERITAS Software Corp. (a)..................................    394,820        10,936,514
                                                                           --------------
                                                                              129,684,888
                                                                           --------------

 10                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE  1.3%
Fannie Mae..................................................   283,900    $   20,259,104
                                                                          --------------

TOTAL LONG-TERM INVESTMENTS  99.9%
  (Cost $1,538,520,610)................................................    1,571,896,231

REPURCHASE AGREEMENT  1.8%
UBS Securities ($28,321,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.25%, dated
  06/30/04, to be sold on 07/01/04 at $28,321,983) (Cost
  $28,321,000).........................................................       28,321,000
                                                                          --------------

TOTAL INVESTMENTS  101.7%
  (Cost $1,566,841,610)................................................    1,600,217,231
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.7%)..........................      (26,048,761)
                                                                          --------------

NET ASSETS  100.0%.....................................................   $1,574,168,470
                                                                          ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             11

VAN KAMPEN PACE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2004

ASSETS:
Total Investments (Cost $1,566,841,610).....................  $1,600,217,231
Cash........................................................         334,583
Receivables:
  Investments Sold..........................................      15,394,102
  Dividends.................................................       1,368,752
  Fund Shares Sold..........................................         201,934
  Interest..................................................             983
Other.......................................................         360,460
                                                              --------------
    Total Assets............................................   1,617,878,045
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      39,820,657
  Fund Shares Repurchased...................................       1,238,154
  Distributor and Affiliates................................       1,157,739
  Investment Advisory Fee...................................         620,708
Accrued Expenses............................................         456,758
Trustees' Deferred Compensation and Retirement Plans........         415,559
                                                              --------------
    Total Liabilities.......................................      43,709,575
                                                              --------------
NET ASSETS..................................................  $1,574,168,470
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,828,645,371
Net Unrealized Appreciation.................................      33,375,621
Accumulated Undistributed Net Investment Income.............        (410,070)
Accumulated Net Realized Loss...............................    (287,442,452)
                                                              --------------
NET ASSETS..................................................  $1,574,168,470
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,515,595,341 and 173,199,072 shares of
    beneficial interest issued and outstanding).............  $         8.75
    Maximum sales charge (5.75%* of offering price).........             .53
                                                              --------------
    Maximum offering price to public........................  $         9.28
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $50,482,205 and 5,954,319 shares of
    beneficial interest issued and outstanding).............  $         8.48
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $8,090,924 and 950,905 shares of
    beneficial interest issued and outstanding).............  $         8.51
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

 12                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended June 30, 2004

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $70,453).....  $ 16,270,480
Interest....................................................       313,044
                                                              ------------
    Total Income............................................    16,583,524
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     7,720,893
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $3,871,347, $495,543 and $65,351,
  respectively).............................................     4,432,241
Shareholder Services........................................     3,224,180
Custody.....................................................       151,058
Legal.......................................................        65,945
Trustees' Fees and Related Expenses.........................        34,934
Other.......................................................       600,382
                                                              ------------
    Total Expenses..........................................    16,229,633
    Less Credits Earned on Cash Balances....................        12,479
                                                              ------------
    Net Expenses............................................    16,217,154
                                                              ------------
NET INVESTMENT INCOME.......................................  $    366,370
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $213,190,444
  Foreign Currency Transactions.............................           405
                                                              ------------
Net Realized Gain...........................................   213,190,849
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    59,757,743
  End of the Period.........................................    33,375,621
                                                              ------------
Net Unrealized Depreciation During the Period...............   (26,382,122)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $186,808,727
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $187,175,097
                                                              ============

See Notes to Financial Statements                                             13

VAN KAMPEN PACE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                             FOR THE           FOR THE
                                                            YEAR ENDED        YEAR ENDED
                                                          JUNE 30, 2004     JUNE 30, 2003
                                                          --------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................  $      366,370    $    4,558,341
Net Realized Gain/Loss..................................     213,190,849      (210,456,857)
Net Unrealized Appreciation/Depreciation During the
  Period................................................     (26,382,122)      129,614,727
                                                          --------------    --------------
Change in Net Assets from Operations....................     187,175,097       (76,283,789)
                                                          --------------    --------------

Distributions from Net Investment Income:
  Class A Shares........................................      (3,986,525)       (3,754,130)
  Class B Shares........................................             -0-               -0-
  Class C Shares........................................             -0-               -0-
                                                          --------------    --------------
Total Distributions.....................................      (3,986,525)       (3,754,130)
                                                          --------------    --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....     183,188,572       (80,037,919)
                                                          --------------    --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................      51,515,865       136,116,304
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..........................................       3,765,666         3,534,156
Cost of Shares Repurchased..............................    (250,250,406)     (338,010,524)
                                                          --------------    --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......    (194,968,875)     (198,360,064)
                                                          --------------    --------------
TOTAL DECREASE IN NET ASSETS............................     (11,780,303)     (278,397,983)
NET ASSETS:
Beginning of the Period.................................   1,585,948,773     1,864,346,756
                                                          --------------    --------------
End of the Period (Including accumulated undistributed
  net investment income of ($410,070) and $2,653,691,
  respectively).........................................  $1,574,168,470    $1,585,948,773
                                                          ==============    ==============

 14                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED JUNE 30,
CLASS A SHARES                         ----------------------------------------------------------
                                         2004             2003       2002       2001       2000
                                       ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................  $   7.81         $   8.08   $  10.09   $  13.63   $  15.47
                                       --------         --------   --------   --------   --------
  Net Investment Income..............       -0-(b)(c)        .03        .03        .04        .11
  Net Realized and Unrealized
    Gain/Loss........................       .96             (.28)     (2.00)     (2.86)       .46
                                       --------         --------   --------   --------   --------
Total from Investment Operations.....       .96             (.25)     (1.97)     (2.82)       .57
                                       --------         --------   --------   --------   --------
Less:
  Distributions from Net Investment
    Income...........................       .02              .02        .04        .08        .12
  Distributions from Net
    Realized Gain....................       -0-              -0-        -0-        .64       2.29
                                       --------         --------   --------   --------   --------
Total Distributions..................       .02              .02        .04        .72       2.41
                                       --------         --------   --------   --------   --------
NET ASSET VALUE, END OF THE PERIOD...  $   8.75         $   7.81   $   8.08   $  10.09   $  13.63
                                       ========         ========   ========   ========   ========

Total Return (a).....................    12.32%           -3.10%    -19.57%    -21.23%      4.01%
Net Assets at End of the Period (In
  millions)..........................  $1,515.6         $1,530.3   $1,798.4   $2,505.0   $3,542.4
Ratio of Expenses to Average
  Net Assets.........................      .98%            1.00%       .92%       .87%       .82%
Ratio of Net Investment Income to
  Average Net Assets.................      .05%             .32%       .33%       .30%       .72%
Portfolio Turnover...................      171%              48%        93%       117%        71%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

(c) Amount is less than $.01 per share.

See Notes to Financial Statements                                             15

VAN KAMPEN PACE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED JUNE 30,
CLASS B SHARES                             --------------------------------------------------
                                            2004        2003      2002       2001       2000
                                           --------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................  $ 7.61      $ 7.91    $  9.91    $ 13.40    $15.24
                                           ------      ------    -------    -------    ------
  Net Investment Loss....................    (.06)(b)    (.04)      (.04)      (.05)     (.01)
  Net Realized and Unrealized
    Gain/Loss............................     .93        (.26)     (1.96)     (2.80)      .46
                                           ------      ------    -------    -------    ------
Total from Investment Operations.........     .87        (.30)     (2.00)     (2.85)      .45
Less Distributions from Net Realized
  Gain...................................     -0-         -0-        -0-        .64      2.29
                                           ------      ------    -------    -------    ------
NET ASSET VALUE, END OF THE PERIOD.......  $ 8.48      $ 7.61    $  7.91    $  9.91    $13.40
                                           ======      ======    =======    =======    ======

Total Return (a).........................  11.43%      -3.79%    -20.18%    -21.79%     3.20%
Net Assets at End of the Period (In
  millions)..............................  $ 50.5      $ 49.3    $  58.3    $  89.8    $137.7
Ratio of Expenses to Average Net
  Assets.................................   1.74%       1.76%      1.68%      1.56%     1.62%
Ratio of Net Investment Loss to Average
  Net Assets.............................   (.71%)      (.44%)     (.43%)     (.40%)    (.06%)
Portfolio Turnover.......................    171%         48%        93%       117%       71%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5% charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

 16                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED JUNE 30,
CLASS C SHARES                             --------------------------------------------------
                                            2004        2003      2002       2001       2000
                                           --------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................  $ 7.63      $ 7.94    $  9.94    $ 13.43    $15.28
                                           ------      ------    -------    -------    ------
  Net Investment Loss....................    (.06)(b)    (.05)      (.04)      (.03)     (.03)
  Net Realized and Unrealized
    Gain/Loss............................     .94        (.26)     (1.96)     (2.82)      .47
                                           ------      ------    -------    -------    ------
Total from Investment Operations.........     .88        (.31)     (2.00)     (2.85)      .44
Less Distributions from Net Realized
  Gain...................................     -0-         -0-        -0-        .64      2.29
                                           ------      ------    -------    -------    ------
NET ASSET VALUE, END OF THE PERIOD.......  $ 8.51      $ 7.63    $  7.94    $  9.94    $13.43
                                           ======      ======    =======    =======    ======

Total Return (a).........................  11.53%      -3.90%    -20.12%    -21.75%     3.13%
Net Assets at End of the Period (In
  millions)..............................  $  8.1      $  6.4    $   7.7    $  12.2    $ 17.7
Ratio of Expenses to Average Net
  Assets.................................   1.74%       1.76%      1.68%      1.45%     1.62%
Ratio of Net Investment Loss to Average
  Net Assets.............................   (.71%)      (.44%)     (.43%)     (.29%)    (.10%)
Portfolio Turnover.......................    171%         48%        93%       117%       71%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

See Notes to Financial Statements                                             17

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Pace Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth by investing principally in common stock. The Fund commenced investment operations on July 22, 1969. The distribution of the Fund's Class B and Class C shares commenced on January 10, 1992 and August 27, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 continued

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $283,974,364, which will expire between June 30, 2010 and 2011.

    At June 30, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $1,570,309,698
                                                              ==============
Gross tax unrealized appreciation...........................  $   97,006,900
Gross tax unrealized depreciation...........................     (67,099,367)
                                                              --------------
Net tax unrealized appreciation on investments..............  $   29,907,533
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended June 30, 2004 and 2003 was as follows:

                                                                 2004          2003
Distributions paid from:
  Ordinary income...........................................  $3,986,525    $3,754,130

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference relating to the Fund's investment in other regulated investment companies totaling $11,129 was reclassified from accumulated undistributed net investment income to accumulated net realized loss. Additionally, a permanent book and tax difference relating to the recognition of net realized gains on foreign currency transactions totaling $405 was reclassified from accumulated net realized loss to accumulated undistributed net investment income. Also, a permanent book and tax difference relating to distributions in excess of taxable income for the fiscal year 2004 totaling $544,860 was reclassified from accumulated undistributed net investment income to capital.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended June 30, 2004, the Fund's custody fee was reduced by $12,479 as a result of credits earned on cash balances.

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $1 billion............................................     .50%
Next $1 billion.............................................     .45%
Next $1 billion.............................................     .40%
Over $3 billion.............................................     .35%

    For the year ended June 30, 2004, the Fund recognized expenses of approximately $65,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended June 30, 2004, the Fund recognized expenses of approximately $77,800, representing Van Kampen investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended June 30, 2004, the Fund recognized expenses of approximately $2,340,800 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $276,395 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended June 30, 2004, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $57,540.

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 continued

3. CAPITAL TRANSACTIONS

At June 30, 2004, capital aggregated $1,732,368,393, $83,278,063 and $12,998,915 for Classes A, B, and C, respectively. For the year ended June 30, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................    4,486,432    $  37,331,757
  Class B...................................................    1,322,219       10,789,206
  Class C...................................................      413,361        3,394,902
                                                              -----------    -------------
Total Sales.................................................    6,222,012    $  51,515,865
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................      453,149    $   3,765,666
  Class B...................................................          -0-              -0-
  Class C...................................................          -0-              -0-
                                                              -----------    -------------
Total Dividend Reinvestment.................................      453,149    $   3,765,666
                                                              ===========    =============
Repurchases:
  Class A...................................................  (27,674,359)   $(232,537,612)
  Class B...................................................   (1,845,381)     (15,266,531)
  Class C...................................................     (296,591)      (2,446,263)
                                                              -----------    -------------
Total Repurchases...........................................  (29,816,331)   $(250,250,406)
                                                              ===========    =============

    At June 30, 2003, capital aggregated $1,924,333,168, $87,772,861 and
$12,053,077 for Classes A, B, and C, respectively. For the year ended June 30, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   17,022,999    $ 122,631,923
  Class B...................................................    1,530,297       10,848,354
  Class C...................................................      370,439        2,636,027
                                                              -----------    -------------
Total Sales.................................................   18,923,735    $ 136,116,304
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................      494,288    $   3,534,156
  Class B...................................................          -0-              -0-
  Class C...................................................          -0-              -0-
                                                              -----------    -------------
Total Dividend Reinvestment.................................      494,288    $   3,534,156
                                                              ===========    =============
Repurchases:
  Class A...................................................  (44,141,076)   $(317,633,948)
  Class B...................................................   (2,420,501)     (16,806,916)
  Class C...................................................     (506,535)      (3,569,660)
                                                              -----------    -------------
Total Repurchases...........................................  (47,068,112)   $(338,010,524)
                                                              ===========    =============

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 continued

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon will automatically convert to Class A Shares after the eighth year following purchase. Class B Shares purchased before June 1, 1996, and any dividend reinvestment Class B Shares received thereon automatically convert to Class A Shares after the sixth year following purchase. For the years ended June 30, 2004 and 2003, 53,955 and 49,305 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares are purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended June 30, 2004 and 2003, 962 and 0 Class C Shares converted to Class A Shares, respectively and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within five years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the year ended June 30, 2004, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $95,000 and CDSC on redeemed shares of approximately $59,700. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $2,678,492,810 and $2,739,963,719, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 continued

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $335,400 and $14,900 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended June 30, 2004 are payments retained by Van Kampen of approximately $511,400 and payments made to Morgan Stanley, an affiliate of the Adviser, of approximately $140,700.

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 continued

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN PACE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Pace Fund:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Pace Fund (the "Fund"), including the portfolio of investments, as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Pace Fund at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
August 6, 2004

VAN KAMPEN PACE FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following is furnished with respect to the distributions paid by the Fund during its taxable year ended June 30, 2004. For corporate shareholders, 100% of the distributions qualify for the dividend received deductions. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum of $3,986,525 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested Persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 26

VAN KAMPEN PACE FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management ("Asset Management" or the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)               Trustee      Trustee     Chairman and Chief             88       Trustee/Director/Managing
Blistex Inc.                                  since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products
                                                          manufacturer. Director of
                                                          the Heartland Alliance, a
                                                          nonprofit organization
                                                          serving human needs based
                                                          in Chicago. Director of
                                                          St. Vincent de Paul
                                                          Center, a Chicago based
                                                          day care facility serving
                                                          the children of low
                                                          income families. Board
                                                          member of the Illinois
                                                          Manufacturers'
                                                          Association.

J. Miles Branagan (72)           Trustee      Trustee     Private investor.              86       Trustee/Director/Managing
1632 Morning Mountain Road                    since 1991  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                         August 1996, Chairman,                  in the Fund Complex.
                                                          Chief Executive Officer
                                                          and President, MDT
                                                          Corporation (now known as
                                                          Getinge/Castle, Inc., a
                                                          subsidiary of Getinge
                                                          Industrier AB), a company
                                                          which develops,
                                                          manufactures, markets and
                                                          services medical and
                                                          scientific equipment.

VAN KAMPEN PACE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (65)             Trustee      Trustee     Prior to January 1999,         86       Trustee/Director/Managing
33971 Selva Road                              since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Director of Valero
                                                          to January 1995,                        Energy Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

VAN KAMPEN PACE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE


Rod Dammeyer (63)                Trustee      Trustee     President of CAC, L.L.C.,      88       Trustee/Director/Managing
CAC, L.L.C.                                   since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                                offering capital                        in the Fund Complex.
Suite 980                                                 investment and management               Director of Stericycle,
San Diego, CA 92122-6223                                  advisory services. Prior                Inc., Ventana Medical
                                                          to February 2001, Vice                  Systems, Inc., GATX
                                                          Chairman and Director of                Corporation and Trustee
                                                          Anixter International,                  of The Scripps Research
                                                          Inc., a global                          Institute and the
                                                          distributor of wire,                    University of Chicago
                                                          cable and communications                Hospitals and Health
                                                          connectivity products,                  Systems. Prior to April
                                                          and IMC Global Inc., an                 2004, Director of
                                                          international company                   TheraSense, Inc. Prior to
                                                          that mines, manufactures                January 2004, Director of
                                                          and sells essential crop                TeleTech Holdings Inc.
                                                          nutrients and feed                      and Arris Group, Inc.
                                                          ingredients to farmers.                 Prior to May 2002,
                                                          Prior to July 2000,                     Director of Peregrine
                                                          Managing Partner of                     Systems Inc. Prior to
                                                          Equity Group Corporate                  February 2001, Vice
                                                          Investment (EGI), a                     Chairman and Director of
                                                          company that makes                      Anixter International,
                                                          private investments in                  Inc. and IMC Global Inc.
                                                          other companies.                        Prior to July 2000,
                                                                                                  Director of Allied Riser
                                                                                                  Communications Corp.,
                                                                                                  Matria Healthcare Inc.,
                                                                                                  Transmedia Networks,
                                                                                                  Inc., CNA Surety, Corp.
                                                                                                  and Grupo Azcarero Mexico
                                                                                                  (GAM).

VAN KAMPEN PACE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (56)          Trustee      Trustee     Managing Partner of            86       Trustee/Director/Managing
Heidrick & Struggles                          since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                    executive search firm.                  in the Fund Complex.
Suite 7000                                                Trustee on the University
Chicago, IL 60606                                         of Chicago Hospitals
                                                          Board, Vice Chair of the
                                                          Board of the YMCA of
                                                          Metropolitan Chicago and
                                                          a member of the Women's
                                                          Board of the University
                                                          of Chicago. Prior to
                                                          1997, Partner of Ray &
                                                          Berndtson, Inc., an
                                                          executive recruiting
                                                          firm. Prior to 1996,
                                                          Trustee of The
                                                          International House
                                                          Board, a fellowship and
                                                          housing organization for
                                                          international graduate
                                                          students. Prior to 1995,
                                                          Executive Vice President
                                                          of ABN AMRO, N.A., a bank
                                                          holding company. Prior to
                                                          1992, Executive Vice
                                                          President of La Salle
                                                          National Bank.

R. Craig Kennedy (52)            Trustee      Trustee     Director and President of      86       Trustee/Director/Managing
1744 R Street, NW                             since 1995  the German Marshall Fund                General Partner of funds
Washington, D.C. 20009                                    of the United States, an                in the Fund Complex.
                                                          independent U.S.
                                                          foundation created to
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (68)               Trustee      Trustee     Prior to 1998, President       88       Trustee/Director/Managing
736 North Western Avenue                      since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                              Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                     Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company.                                Director of the Marrow
                                                                                                  Foundation.

VAN KAMPEN PACE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (68)              Trustee      Trustee     President of Nelson            86       Trustee/Director/Managing
423 Country Club Drive                        since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the NASD,
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (63)        Trustee      Trustee     President Emeritus and         88       Trustee/Director/Managing
1126 E. 59th Street                           since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Director of Winston
                                                          Distinguished Service                   Laboratories, Inc.
                                                          Professor in the
                                                          Department of Economics
                                                          at the University of
                                                          Chicago. Prior to July
                                                          2000, President of the
                                                          University of Chicago.
                                                          Trustee of the University
                                                          of Rochester and a member
                                                          of its investment
                                                          committee. Member of the
                                                          National Academy of
                                                          Sciences, the American
                                                          Philosophical Society and
                                                          a fellow of the American
                                                          Academy of Arts and
                                                          Sciences.

Suzanne H. Woolsey, P.h.D. (62)  Trustee      Trustee     Previously Chief               86       Trustee/Director/Managing
815 Cumberstone Road                          since 1999  Communications Officer of               General Partner of funds
Harwood, MD 20776                                         the National Academy of                 in the Fund Complex.
                                                          Sciences/National                       Director of Fluor Corp.,
                                                          Research Council, an                    an engineering,
                                                          independent, federally                  procurement and
                                                          chartered policy                        construction
                                                          institution, from 2001 to               organization, since
                                                          November 2003 and Chief                 January 2004 and Director
                                                          Operating Officer from                  of Neurogen Corporation,
                                                          1993 to 2001. Director of               a pharmaceutical company,
                                                          the Institute for Defense               since January 1998.
                                                          Analyses, a federally
                                                          funded research and
                                                          development center,
                                                          Director of the German
                                                          Marshall Fund of the
                                                          United States, Director
                                                          of the Rocky Mountain
                                                          Institute and Trustee of
                                                          Colorado College. Prior
                                                          to 1993, Executive
                                                          Director of the
                                                          Commission on Behavioral
                                                          and Social Sciences and
                                                          Education at the National
                                                          Academy of
                                                          Sciences/National
                                                          Research Council. From
                                                          1980 through 1989,
                                                          Partner of Coopers &
                                                          Lybrand.

VAN KAMPEN PACE FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES*

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (50)          Trustee,     Trustee     President and Chief            86       Trustee/Director/Managing
1221 Avenue of the Americas      President    since       Executive Officer of                    General Partner of funds
New York, NY 10020               and Chief    1999;       funds in the Fund                       in the Fund Complex.
                                 Executive    President   Complex. Chairman,
                                 Officer      and Chief   President, Chief
                                              Executive   Executive Officer and
                                              Officer     Director of the Adviser
                                              since 2002  and Van Kampen Advisors
                                                          Inc. since December 2002.
                                                          Chairman, President and
                                                          Chief Executive Officer
                                                          of Van Kampen Investments
                                                          since December 2002.
                                                          Director of Van Kampen
                                                          Investments since
                                                          December 1999. Chairman
                                                          and Director of Van
                                                          Kampen Funds Inc. since
                                                          December 2002. President,
                                                          Director and Chief
                                                          Operating Officer of
                                                          Morgan Stanley Investment
                                                          Management since December
                                                          1998. President and
                                                          Director since April 1997
                                                          and Chief Executive
                                                          Officer since June 1998
                                                          of Morgan Stanley
                                                          Investment Advisors Inc.
                                                          and Morgan Stanley
                                                          Services Company Inc.
                                                          Chairman, Chief Executive
                                                          Officer and Director of
                                                          Morgan Stanley
                                                          Distributors Inc. since
                                                          June 1998. Chairman since
                                                          June 1998, and Director
                                                          since January 1998 of
                                                          Morgan Stanley Trust.
                                                          Director of various
                                                          Morgan Stanley
                                                          subsidiaries. President
                                                          of the Morgan Stanley
                                                          Funds since May 1999.
                                                          Previously Chief
                                                          Executive Officer of Van
                                                          Kampen Funds Inc. from
                                                          December 2002 to July
                                                          2003, Chief Strategic
                                                          Officer of Morgan Stanley
                                                          Investment Advisors Inc.
                                                          and Morgan Stanley
                                                          Services Company Inc. and
                                                          Executive Vice President
                                                          of Morgan Stanley
                                                          Distributors Inc. from
                                                          April 1997 to June 1998.
                                                          Chief Executive Officer
                                                          from September 2002 to
                                                          April 2003 and Vice
                                                          President from May 1997
                                                          to April 1999 of the
                                                          Morgan Stanley Funds.

VAN KAMPEN PACE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (58)     Trustee      Trustee     Advisory Director of           88       Trustee/Director/Managing
1 Parkview Plaza                              since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                             December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                                Director, President,
                                                          Chief Executive Officer
                                                          and Managing Director of
                                                          Van Kampen Investments
                                                          and its investment
                                                          advisory, distribution
                                                          and other subsidiaries.
                                                          Prior to December 2002,
                                                          President and Chief
                                                          Executive Officer of
                                                          funds in the Fund
                                                          Complex. Prior to May
                                                          1998, Executive Vice
                                                          President and Director of
                                                          Marketing at Morgan
                                                          Stanley and Director of
                                                          Dean Witter, Discover &
                                                          Co. and Dean Witter
                                                          Realty. Prior to 1996,
                                                          Director of Dean Witter
                                                          Reynolds Inc.
Wayne W. Whalen* (64)            Trustee      Trustee     Partner in the law firm        88       Trustee/Director/Managing
333 West Wacker Drive                         since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                         Meagher & Flom LLP, legal               in the Fund Complex.
                                                          counsel to funds in the
                                                          Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

VAN KAMPEN PACE FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                  TERM OF
                                                 OFFICE AND
                                POSITION(S)      LENGTH OF
NAME, AGE AND                    HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  FUND           SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (37)       Vice President and  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas  Secretary           since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Joseph J. McAlinden (61)     Executive Vice      Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  President and       since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020           Chief Investment                Management Inc. and Morgan Stanley Investments LP and
                             Officer                         Director of Morgan Stanley Trust for over 5 years. Executive
                                                             Vice President and Chief Investment Officer of funds in the
                                                             Fund Complex. Managing Director and Chief Investment Officer
                                                             of Van Kampen Investments, the Adviser and Van Kampen
                                                             Advisors Inc. since December 2002.

Ronald E. Robison (65)       Executive Vice      Officer     Chief Executive Officer and Chairman of Investor Services.
1221 Avenue of the Americas  President and       since 2003  Executive Vice President and Principal Executive Officer of
New York, NY 10020           Principal                       funds in the Fund Complex. Chief Administrative Officer and
                             Executive Officer               Managing Director of Morgan Stanley. Managing Director and
                                                             Director of Morgan Stanley Investment Advisors Inc. and
                                                             Morgan Stanley Services Company Inc. Chief Executive Officer
                                                             and Director of Morgan Stanley Trust. Executive Vice
                                                             President and Principal Executive Officer of the Morgan
                                                             Stanley Funds. Director of Morgan Stanley SICAV. Previously,
                                                             Chief Global Operations Officer and Managing Director of
                                                             Morgan Stanley Investment Management Inc.

John L. Sullivan (48)        Vice President,     Officer     Director and Managing Director of Van Kampen Investments,
1 Parkview Plaza             Chief Financial     since 1996  the Adviser, Van Kampen Advisors Inc. and certain other
P.O. Box 5555                Officer and                     subsidiaries of Van Kampen Investments. Vice President,
Oakbrook Terrace, IL 60181   Treasurer                       Chief Financial Officer and Treasurer of funds in the Fund
                                                             Complex. Head of Fund Accounting for Morgan Stanley
                                                             Investment Management. Prior to December 2002, Executive
                                                             Director of Van Kampen Investments, the Adviser and Van
                                                             Kampen Advisors Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                Van Kampen Funds Inc.
                                                1 Parkview Plaza, P.O. Box 5555
                                                Oakbrook Terrace, IL 60181-5555
                                                www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                Copyright (C)2004 Van Kampen
                                                Funds Inc. All rights reserved.
                                                Member NASD/SIPC. 14, 114, 214
                                                PACE ANR 8/04 RN04-01545P-Y06/04

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Fund has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)      Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit 11A.
         (2)      Not applicable.
         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: J. Miles Branagan, Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:


           2004
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $61,630               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $0                    $139,500(2)
                        TAX FEES................            $1,370(3)             $51,314(4)
                        ALL OTHER FEES..........            $0                    $215,160(5)
              TOTAL NON-AUDIT FEES..............            $1,370                $405,974

              TOTAL.............................            $63,000               $405,974


           2003
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $58,700               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $0                    $88,000(2)
                        TAX FEES................            $1,300(3)             $19,000(4)
                        ALL OTHER FEES..........            $0                    $394,480(6)
              TOTAL NON-AUDIT FEES..............            $1,300                $501,480

              TOTAL.............................            $60,000               $501,480

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

              (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

              (4) Tax Fees represent tax advice services provided to Covered
                  Entities, including research and identification of PFIC entities.

              (5) All Other Fees represent attestation services provided in connection with performance presentation standards.

              (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

                           AS ADOPTED JULY 23, 2003(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


--------------------------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.
(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the following Audit services. All other Audit services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):
    -    Statutory audits or financial audits for the Fund
    - Services associated with SEC registration statements (including new funds), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end fund offerings, consents), and assistance in responding to SEC comment letters
    - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard setting bodies (Note: Under SEC rules, some consultations may be "audit related" services rather than "audit" services)


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the following Audit-related services. All other Audit-related services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):
    - Attest procedures not required by statute or regulation (including agreed upon procedures related to the Closed-End Fund asset coverage tests required by the rating agencies and/or lenders)
    -    Due diligence services pertaining to potential fund mergers
    - Issuance of SAS-70 reports on internal controls of Morgan Stanley Trust Co. and MSIM Trade Operations
    - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be "audit" services rather than "audit-related" services)
    - Information systems reviews not performed in connection with the audit (e.g., application data center and technical reviews)
    - General assistance with implementation of the requirements of SEC rules or listing standards promulgated pursuant to the Sarbanes-Oxley Act
    - Audit of record keeping services performed by Morgan Stanley Trust Fund related to the New Jersey State Retirement Plan


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit

Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the following Tax Services. All Tax services involving large and complex transactions not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies):
    -    U.S. federal, state and local tax planning and advice
    -    U.S. federal, state and local tax compliance
    -    International tax planning and advice
    -    International tax compliance
    - Review of federal, state, local and international income, franchise, and other tax returns
    -    Identification of Passive Foreign Investment Companies
    - Review of closed-end funds pro rata allocation of taxable income and capital gains to common and preferred shares.
    -    Domestic and foreign tax planning, compliance, and advice
    - Assistance with tax audits and appeals before the IRS and similar state, local and foreign agencies
    - Tax advice and assistance regarding statutory, regulatory or administrative developments (e.g., excis tax reviews, evaluation of Fund's tax compliance function)
    - Review the calculations of taxable income from corporate actions including reorganizations related to bankruptcy filings and provide guidance related to the foregoing


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the following All Other services. Permissible All Other services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):
    - Risk management advisory services, e.g., assessment and testing of security infrastructure controls

         The following is a list of the SEC's prohibited non-audit services. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions:
    - Bookkeeping or other services related to the accounting records or financial statements of the audit client
    -    Financial information systems design and implementation
    - Appraisal or valuation services, fairness opinions or contribution-in-kind reports
    -    Actuarial services
    -    Internal audit outsourcing services
    -    Management functions
    -    Human resources

    -    Broker-dealer, investment adviser or investment banking services
    -    Legal services
    -    Expert services unrelated to the audit


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.


9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:
    -    Van Kampen Investments, Inc.
    -    Van Kampen Investment Advisory Corporation
    -    Van Kampen Asset Management Inc.
    -    Van Kampen Advisors Inc.
    -    Van Kampen Funds Inc.
    -    Van Kampen Trust Company
    -    Van Kampen Investor Services Inc.
    -    Van Kampen Management Inc.
    -    Morgan Stanley Investment Management Inc.
    -    Morgan Stanley Investments LP
    -    Morgan Stanley Trust Company

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pace Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2004

By:  /s/ James M. Dykas
    -------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: August 19, 2004